INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INVENTORIES
Raw materials	¥ 183,056		¥ 191,578
Work-in-process	310,477		225,726
Finished goods	176,920		64,833
Inventories	670,453		482,137		$ 95,874
Inventory write-down	¥ 39,850	$ 5,698	¥ 2,222	¥ 9,290